Shareholders' Equity (Details)		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 12, 2021 USD ($)	Jun. 03, 2021 $ / shares shares	May 14, 2021 USD ($)	May 14, 2021 CNY (¥)	Mar. 23, 2021 USD ($) shares	Mar. 23, 2021 CNY (¥) shares
Shareholders' Equity [Line Items]
Common stock par value | $ / shares	[1]	$ 0.001		$ 0.001
Common stock share authorized	[1]	100,000,000	100,000,000	100,000,000
Common stock share issued	[1]	10,000,000	10,000,000	10,000,000
Issuance of shares						9,950,000
Non interest bearing loan		$ 422,400	¥ 3,000,000
Cash consideration					$ 2,464,429		$ 2,464,429	¥ 16,080,400
Investment									$ 61,122	¥ 398,274
Exchange of shares									50,000	50,000
Common stock shares outstanding	[1]	10,000,000	10,000,000	10,000,000
Reserve rate		10.00%	10.00%
Registered capital rate		50.00%	50.00%
Statutory laws rate | $		$ 1,360,464		$ 1,360,464
Board of Directors Chairman [Member]
Shareholders' Equity [Line Items]
Non interest bearing loan							$ 2,467,433	¥ 16,100,000
Common Stock [Member]
Shareholders' Equity [Line Items]
Common stock par value | $ / shares		$ 0.001				$ 0.001
Common stock share authorized						100,000,000
Common stock share issued		10,000,000	10,000,000			9,950,000
Common stock shares outstanding		10,000,000	10,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.